Schedule of Parent Company’s Balance Sheets (Details) - USD ($)		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Current Assets
Total current assets		$ 23,732,845		$ 26,714,989
Deferred offering costs		1,128,453	[1]
Total assets		25,597,013		26,992,638
Current liabilities
Total liabilities		13,484,828		18,565,453
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 21,250,000 shares issued and outstanding as at December 31, 2022 and 2021	[2]	2,125		2,125
Additional paid-up capital		488,198	[3]	488,198
Retained earnings		11,621,862		7,936,862
Total shareholders’ equity		12,112,185		8,427,185	$ 4,858,217
Total liabilities and shareholders’ equity		25,597,013		26,992,638
Parent Company [Member]
Current Assets
Cash		64,143
Total current assets		64,143
Investment in subsidiaries		12,129,653		8,427,185
Deferred offering costs		1,128,453
Total assets		13,322,249		8,427,185
Current liabilities
Other payable		10,064
Due to related party		1,200,000
Total liabilities		1,210,064
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 21,250,000 shares issued and outstanding as at December 31, 2022 and 2021		2,125		2,125
Additional paid-up capital		488,198		488,198
Retained earnings		11,621,862		7,936,862
Total shareholders’ equity		12,112,185		8,427,185
Total liabilities and shareholders’ equity		$ 13,322,249		$ 8,427,185

[1]	Pro forma deferred offering costs reflect charged against the gross proceeds of the offering.
[2]	Gives retroactive effect to reflect the reorganization in August 2022.
[3]	Pro forma additional paid in capital reflect the net proceeds the Company expects to receive, after deducting underwriting fee, underwriters’ expense allowance and other expenses. The Company expects to receive net proceeds of $12,048,300 ($15,000,000 offering gross proceeds, less underwriting discounts of $1,200,000, and estimated offering expenses of $1,751,700).